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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 03/31/2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

SRB Associates IV L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


Two Galleria Tower    13455 Noel Road, Suite 1670   Dallas, TX 75240
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jan E. Gaulding           Vice President & CFO                  (972) 702-1100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                          /s/ Jan E. Gaulding
                                      ------------------------------------------
                                                 Signature


                                      Dallas, Texas         May 11, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            None
                                          --------

Form 13F Information Table Entry Total:          4
                                          --------

Form 13F Information Table Value Total:   $ 23,585
                                          --------
                                         (thousands)


List of Other Included Managers:            None

                                                       SRB ASSOCIATES IV L.P.
                                                              FORM 13F
                                                          INFORMATION TABLE


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other       ----------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------     ----------------------
Accrue Software, Inc.        Common      04269E107            16        85,511  SH        Sole                   85,511   0      0
Capstone Turbine Corporation Common      14067D102         9,009       317,503  SH        Sole                  317,503   0      0
Metawave Communications CorpoCommon      591409107         8,657     1,399,101  SH        Sole                1,399,101   0      0
T/R Systems, Inc.            Common      87263U102         5,903     1,548,350  SH        Sole                1,548,350   0      0

                                         TOTAL            23,585